Fair Value - Measurement of Fair Value of Major Asset and Liability classed (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale investments (Note 8a)	$ 1,713	$ 1,712
Available for sale investments (long-term) (b)	32,663	20,579
Total assets	34,388	22,291
Total Liabilities	3,670
Interest rate cap and interest rate swap | Total derivatives designated as hedging instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments (c)	12
Derivative instruments (c)	3,670
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale investments (Note 8a)	1,713	1,712
Available for sale investments (long-term) (b)	0	0
Total assets	1,713	1,712
Total Liabilities	0
Level 1 | Interest rate cap and interest rate swap | Total derivatives designated as hedging instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments (c)	0
Derivative instruments (c)	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale investments (Note 8a)	0	0
Available for sale investments (long-term) (b)	0	0
Total assets	12	0
Total Liabilities	3,670
Level 2 | Interest rate cap and interest rate swap | Total derivatives designated as hedging instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments (c)	12
Derivative instruments (c)	3,670
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale investments (Note 8a)	0	0
Available for sale investments (long-term) (b)	0	0
Total assets	0	0
Total Liabilities	0
Level 3 | Interest rate cap and interest rate swap | Total derivatives designated as hedging instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments (c)	0
Derivative instruments (c)	0
Fair Value Measured at Net Asset Value Per Share
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale investments (Note 8a)	0	0
Available for sale investments (long-term) (b)	32,663	20,579
Total assets	32,663	$ 20,579
Total Liabilities	0
Fair Value Measured at Net Asset Value Per Share | Interest rate cap and interest rate swap | Total derivatives designated as hedging instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments (c)	0
Derivative instruments (c)	$ 0